Information Related to Derivative Amounts Recognized in Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	₨ 12,409.1	$ 179.4	₨ 6,742.6	₨ (5,738.5)
Interest rate derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	736.4	10.6	1,027.5	399.3
Forward rate agreements
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	0.1	0.0	0.5	1.2
Currency options
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	(262.5)	(3.8)	(15.0)	677.7
Currency swaps
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	1,045.0	15.1	(1,706.9)	(2,453.4)
Forward exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	₨ 10,890.1	$ 157.5	₨ 7,436.5	₨ (4,363.3)